Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	pstcbfi_SupplementTextBlock
Prudential Short-Term Corporate Bond Fund, Inc.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.75%	None
+ Other expenses	0.13%	0.13%	0.13%	0.03%	0.13%	0.13%
= Total annual Fund operating expenses	0.78%	1.53%	1.53%	0.43%	1.28%	0.53%
- Fee waiver or expense reimbursement	None	None	None	None	(0.25)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.78%	1.53%	1.53%	0.43%	1.03%	0.53%

(1) The distributor of the Fund has contractually agreed until April 30, 2016 to reduce its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to April 30, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$402	$566	$744	$1,260	$402	$566	$744	$1,260
Class B	$456	$583	$834	$1,348	$156	$483	$834	$1,348
Class C	$256	$483	$834	$1,824	$156	$483	$834	$1,824
Class Q	$44	$138	$241	$542	$44	$138	$241	$542
Class R	$105	$381	$678	$1,523	$105	$381	$678	$1,523
Class Z	$54	$170	$296	$665	$54	$170	$296	$665

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstcbfi_SupplementTextBlock
Prudential Short-Term Corporate Bond Fund, Inc.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.75%	None
+ Other expenses	0.13%	0.13%	0.13%	0.03%	0.13%	0.13%
= Total annual Fund operating expenses	0.78%	1.53%	1.53%	0.43%	1.28%	0.53%
- Fee waiver or expense reimbursement	None	None	None	None	(0.25)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.78%	1.53%	1.53%	0.43%	1.03%	0.53%

(1) The distributor of the Fund has contractually agreed until April 30, 2016 to reduce its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to April 30, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$402	$566	$744	$1,260	$402	$566	$744	$1,260
Class B	$456	$583	$834	$1,348	$156	$483	$834	$1,348
Class C	$256	$483	$834	$1,824	$156	$483	$834	$1,824
Class Q	$44	$138	$241	$542	$44	$138	$241	$542
Class R	$105	$381	$678	$1,523	$105	$381	$678	$1,523
Class Z	$54	$170	$296	$665	$54	$170	$296	$665

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.78%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.78%	[1]
1 Year	rr_ExpenseExampleYear01	402
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	1,260
1 Year	rr_ExpenseExampleNoRedemptionYear01	402
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	744
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,260
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.53%	[1]
1 Year	rr_ExpenseExampleYear01	456
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,348
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.53%	[1]
1 Year	rr_ExpenseExampleYear01	256
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.03%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.43%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.43%	[1]
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	542
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	138
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	542
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	678
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.53%	[1]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	170
5 Years	rr_ExpenseExampleNoRedemptionYear05	296
10 Years	rr_ExpenseExampleNoRedemptionYear10	665

[1]	The distributor of the Fund has contractually agreed until April 30, 2016 to reduce its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to April 30, 2016 without the prior approval of the Fund's Board of Directors.